SCHEDULE OF FINANCING WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[1]	$ 104,227	$ 107,279
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[2]	1,127
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[3]	162,181	166,930
Collateralized amount		49,297	50,740
Collateralized by the machinery and equipment		97,870	100,736
Credit loan, no collateralized items.		15,014	15,454
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[4]	3,906	4,890
Collateralized amount		3,906	4,890
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[5]	563
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[6]	1,408
Related Party [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties		$ 273,412	$ 279,099

[1]	In December 2019, Shandong Baoya entered loans with Yantai Guofeng Investment Holding Group Co., Ltd. The loans are bearing an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya met certain development conditions, part of the loan could be transferred to a government subsidy, and the relevant interest will be waived. For the years ended December 31, 2023 and 2022, the principal amount converted to government subsidies were both nil.
[2]	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans are bearing an interest rate of 10%. The loans were originally mature in three months. The due dates were further extended twice in July 2023 and January 2024 for repayment and the loans will be due in July 2024 according to the latest agreement.
[3]	During May 2020, FAW Jilin entered pledged loans with FAW Finance Co., Ltd. The loans are bearing rate of 3.915%. The loans will mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$40,545,289 (RMB287,867,500) each for the remaining principal balance. On November 1, 2022, the Company FAW Jilin defaulted on this pledged loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the remained unpaid principal was not due immediately, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the buildings, machine and equipment, and land use right, pledged by the Company to secure the borrowings as of December 31, 2023 and December 31, 2022.
[4]	In 2016, Dezhou Yarui entered into a related party pledged loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. While in March 2022, pursuant to the loan agreement, this related party filed in court to request the Company to repay the loan in advance. As a result, in April 2022, the Company reached a settlement agreement with this related party. Pursuant to the settlement agreement, the outstanding balance of US$4,750,771 (RMB33,730,000) will bear an annual interest rate of 4.9% and will be repaid through four installments, with each payment amount of US$1,187,693 (RMB8,432,498) on and before August 1, 2024. As of the March 24, 2023, the Company partially paid the first installment, which is due on February 1, 2023. In August 2023, Dezhou Yarui further entered a loan agreement with Dezhou Jingtai to settle remaining payment due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of December 31, 2023 and December 31, 2022.
[5]	In August and October 2023, Shandong Baoya entered two loans with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd. The loans are bearing an interest rate of 10%. The total loans were US$563 thousand (RMB 4,000 thousand), in which the due date of US$423 thousand (RMB 3,000 thousand) was December 31, 2023. The Company has signed the agreement in January 2024 to extend the due date by six months. The due date of the remaining US$141 thousand (RMB 1,000 thousand) is extended from April 24, 2024 to October 23, 2024, and the interest rate is decreased from 10% to 8%.
[6]	In August and September 2023, Shandong Baoya entered two loans with Jinan Haiyun Investment Consulting Co., Ltd. The loans bear an interest rate of 10%. The total loans were US$1408 thousand (RMB 10,000 thousand), in which the due dates were August 22, 2024 and September 24, 2024, respectively (the interest rate is updated to 8%).